Commitments And Contingencies And Other Related Party Transactions (Schedule Of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies And Other Related Party Transactions [Abstract]
2013	$ 227
2014	228
2015	229
2016	215
2017	61
Thereafter	3,745
Total future minimum operating lease payments	$ 4,705